Acquisition of subsidiaries (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Cash	$ 676,349	$ 18,046,872
Biological assets	30,613,665	0
Total assets	137,177,366	$ 94,941,872
Yunnan Honghao
Cash	602
Biological assets	29,655,127
Land use rights	6,446,124
Total assets	36,101,853
Other payables	(21,506)
Total liabilities	(21,506)
Net tangible assets	36,080,347
Goodwill	0
Total fair value of purchase price allocation	36,080,347
Consideration in the form of shares	18,373,771
Consideration in the form of cash	17,706,576
Total consideration	$ 36,080,347